Cover Non-printing	Nov. 16, 2023
Entity Information [Line Items]
Entity Central Index Key	0001057877
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Idaho Power [Member]
Entity Information [Line Items]
Entity Central Index Key	0000049648
Amendment Flag	false